Provision for Tax, Civil and Labor Risks (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
ICMS [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liability	R$ 73,763	R$ 87,661
PIS And COFINS [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liability	128,681	131,271
IRPJCSLL [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liability	977,277
Other Relevant Contingencies [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liability	159,945	103,063
Provision For Civil Commercial And Other [Member]
IfrsStatementLineItems [Line Items]
Amount of contingencies	22,388,927	18,627,512
Other provision fair value	84,721	92,832
Estimated financial effect of contingent liabilities	2,175,584	2,240,847
Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Amount of contingencies	19,881,466	16,082,532
Provision For Tax [Member] | Brazilian Federal Revenue [Member]
IfrsStatementLineItems [Line Items]
Amount of contingencies	R$ 974,964	837,060
Provision For Tax [Member] | PIS And COFINS [Member]
IfrsStatementLineItems [Line Items]
Description of company disputes	The Company discusses alleged differences charged under PIS/COFINS on: (i) sales of seasoned meats, pasta and pies; (ii) presumed ICMS credits; (iii) extemporaneous adjustments to the reduction in the calculation base relating to the ICMS subsidy and additional ICMS; (iv) disallowances of extemporaneous credits on marketing, rebates, commercial representation, employee benefits, food vouchers, medical assistance, transport vouchers, vaccines, medicines, fixed assets, wood shavings, fuels and lubricants, disinfectants and cleaning products; and (v) disallowances of ordinary credits on freight in the transfer of finished products, cross docking, port expenses, maintenance materials, exempt inputs, suspended inputs, presumed credits from agro-industrial activities and disallowances on other goods and services due to the RFB's restriction of the concept of inputs, totaling R$12,863,154 (R$8,740,838 on December 31, 2023).
Provision For Tax [Member] | ICMS [Member]
IfrsStatementLineItems [Line Items]
Description of company disputes	The Company is involved in disputes processes totaling R$4,440,884 (R$4,042,445 as of December 31, 2023) related to: (i) non-acceptance of ICMS credits in interstate sales from states that unilaterally granted fiscal benefits without the approval of the National Finance Policy Council (“CONFAZ”), the so-called “guerra fiscal” in the amount of R$14,541 (R$17.464 as of December 31, 2023); (ii) lack of evidence of exports in the amount of R$84,305 (R$67,766 as of December 31, 2023); (iii) infraction notices from State of Rio de Janeiro, for the period from 2014 to 2018, related to the supposed non-compliance of Agreement Terms (“TARE”) regarding tax benefits, in the amount of R$698,006 (R$680,058 as of December 31, 2023); (iv) Public Civil Action in Rio de Janeiro due do the use of tax benefits, in the amount of R$330,417 (R$306,060 as of December 31, 2023); (v) R$3,313,615 (R$2,760,221 on December 31, 2023) related to other claims, highlighting the debts related to (a) supposed differences in tax substitution in the amount of R$549,890; (b) disallowance of presumed ICMS credit arising from tax benefit provided for in PRODEPE due to alleged non-compliance with ancillary obligations in the amount of R$371,369; (c) disallowance of presumed credit on transfers as the Tax Authorities understand that the PRODEIC benefit only applies to sales transactions in the amount of R$260,924; (d) disallowance of ICMS credit on entries for transfer of goods intended for commercialization on the grounds that the calculation basis used would have been higher than the production cost defined in complementary law 87/96 (art. 13, § 4) in the amount of R$238,801 and (e) disallowance of ICMS credit on intermediate materials that the Tax Authorities classified as use and consumption in the amount of R$ 315,880; and (f) disallowance of presumed ICMS credit supposedly above the limit set out in Santa Catarina legislation in the amount of R$315,559.
Provision For Tax [Member] | IPI [Member]
IfrsStatementLineItems [Line Items]
Description of company disputes	The Company disputes administratively and judicially the denial of compensation of presumed IPI credits resulting from purchases of duty-free goods and secondary items. Such discussed cases totaled the amount of R$155,766 (R$168,212 as of December 31, 2023).
Provision For Tax [Member] | INSS Brazilian Social Security [Member]
IfrsStatementLineItems [Line Items]
Description of company disputes	The Company disputes cases related to the charges of social security on payroll, employees profit sharing, GILRAT additional for special retirement financing, SAT/RAT, as well as other cases, in a total amount of R$730,647 (R$671,699 as of December 31, 2023).
Provision For Tax [Member] | Other Relevant Contingencies [Member]
IfrsStatementLineItems [Line Items]
Description of company disputes	The Company disputes cases related to the isolated fine for alleged non-compliance with ancillary obligations, customs fine on importation, alleged lack of proof of drawback, disallowance of reinstatement credit, and alleged differences in property tax, fees and services tax totaling R$176,783 (R$153,469 as of December 31, 2023). The Company's subsidiaries have various other tax contingencies totaling R$148,354.
Income Tax And Social Contribution [Member]
IfrsStatementLineItems [Line Items]
Amount of contingencies	R$ 390,435	1,468,810
Provision For Labor [Member]
IfrsStatementLineItems [Line Items]
Amount of contingencies	R$ 331,877	R$ 304,133